Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2015
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,737.7	118.3	112.8	54.3	1.3	1.0
Options bought and sold (OTC)	2,856.0	49.2	47.4	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,811.5	168.6	161.4	54.3	1.3	1.0
Forwards	1,498.4	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.7	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,119.4	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.8	5.1	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.1	8.4	7.5	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	722.5	22.6	25.7	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,533.0	272.4	277.4	73.2	1.3	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 33,606.2 billion, CHF 273.7 billion and CHF 278.5 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,379.0	398.6	391.9	51.1	2.6	1.3
Options bought and sold (OTC)	3,582.9	66.2	63.9	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,019.6	470.3	461.5	51.1	2.6	1.3
Forwards	2,132.9	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,603.4	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	236.8	10.8	9.9	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	947.6	30.4	31.0	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,980.3	626.9	630.7	74.8	2.6	1.7
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.1 billion, CHF 629.5 billion and CHF 632.4 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2015	2014	2013
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(117)	(231)	437
Foreign exchange products	0	3	(9)
Total	(117)	(228)	428
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	101	227	(435)
Foreign exchange products	0	(3)	9
Total	101	224	(426)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(16)	(4)	2
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2015		2014		2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	21		40		7
Foreign exchange products	(32)		(43)		13
Total	(11)		(3)		20
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	37	[1]	21	[2]	3	[2]
Foreign exchange products	(61)	[2,3,4]	(8)	[3,4]	(3)	[3]
Total	(24)		13		0
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(12)		(1)		1
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2015	2014	2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	440	(1,672)	504
Total	440	(1,672)	504
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	2
Total	0	0	2
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2015						2014
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection (sold)/ purchased	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection (sold)/ purchased
Single-name instruments (CHF billion)
Investment grade [2]	(199.6)	188.6		(11.0)	26.9	1.0	(266.5)	254.0		(12.5)	32.7	4.5
Non-investment grade	(65.2)	61.1		(4.1)	15.7	(3.2)	(103.9)	99.9		(4.0)	13.5	0.1
Total single-name instruments	(264.8)	249.7		(15.1)	42.6	(2.2)	(370.4)	353.9		(16.5)	46.2	4.6
of which sovereign	(47.5)	43.9		(3.6)	6.1	(1.1)	(76.2)	73.0		(3.2)	8.6	(1.1)
of which non-sovereign	(217.3)	205.8		(11.5)	36.5	(1.1)	(294.2)	280.9		(13.3)	37.6	5.7
Multi-name instruments (CHF billion)
Investment grade [2]	(89.1)	88.3		(0.8)	31.6	(0.5)	(162.2)	159.9		(2.3)	56.2	2.2
Non-investment grade	(24.4)	18.0	[3]	(6.4)	6.2	0.2	(53.4)	51.1	[3]	(2.3)	12.1	1.0
Total multi-name instruments	(113.5)	106.3		(7.2)	37.8	(0.3)	(215.6)	211.0		(4.6)	68.3	3.2
of which sovereign	(1.0)	1.0		0.0	1.0	0.0	(7.3)	7.2		(0.1)	1.1	0.0
of which non-sovereign	(112.5)	105.3		(7.2)	36.8	(0.3)	(208.3)	203.8		(4.5)	67.2	3.2
Total instruments (CHF billion)
Investment grade [2]	(288.7)	276.9		(11.8)	58.5	0.5	(428.7)	413.9		(14.8)	88.9	6.7
Non-investment grade	(89.6)	79.1		(10.5)	21.9	(3.0)	(157.3)	151.0		(6.3)	25.6	1.1
Total instruments	(378.3)	356.0		(22.3)	80.4	(2.5)	(586.0)	564.9		(21.1)	114.5	7.8
of which sovereign	(48.5)	44.9		(3.6)	7.1	(1.1)	(83.5)	80.2		(3.3)	9.7	(1.1)
of which non-sovereign	(329.8)	311.1		(18.7)	73.3	(1.4)	(502.5)	484.7		(17.8)	104.8	8.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	2015				2014
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	[1]	Total
Contingent credit risk (CHF billion)
Current net exposure	13.2	0.5	1.4	15.1	14.0	0.8	1.6		16.4
Collateral posted	12.3	0.5	–	12.8	12.2	0.9	–		13.1
Additional collateral required in a one-notch downgrade event	0.7	0.4	0.1	1.2	0.7	0.5	0.1		1.3
Additional collateral required in a two-notch downgrade event	1.8	0.7	0.6	3.1	2.2	0.8	0.7		3.7
Additional collateral required in a three-notch downgrade event	2.1	1.3	0.8	4.2	2.7	1.4	1.0		5.1
1 Additional collateral required for accelerated terminations event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2015	2014
Credit derivatives (CHF billion)
Credit protection sold	378.3	586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments [1]	17.2	22.1
Total credit derivatives	831.9	1,287.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2015 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,740.0	118.4	112.8	49.3	1.2	0.8
Options bought and sold (OTC)	2,856.0	49.2	47.3	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,813.8	168.7	161.3	49.3	1.2	0.8
Forwards	1,499.1	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.8	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,120.2	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.9	5.0	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.9	8.7	8.0	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	723.4	22.8	26.2	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,537.0	272.7	277.8	68.2	1.2	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 33,605.2 billion, CHF 273.9 billion and CHF 278.7 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,382.0	398.7	392.0	46.5	2.5	1.1
Options bought and sold (OTC)	3,582.9	66.2	63.8	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,022.6	470.4	461.5	46.5	2.5	1.1
Forwards	2,133.5	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,604.0	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	237.7	11.1	10.4	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	948.5	30.7	31.5	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,984.8	627.3	631.2	70.2	2.5	1.5
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.0 billion, CHF 629.8 billion and CHF 632.7 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2015	2014	2013
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(94)	(142)	378
Foreign exchange products	0	3	(9)
Total	(94)	(139)	369
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	76	136	(375)
Foreign exchange products	0	(3)	9
Total	76	133	(366)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(18)	(6)	3
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2015		2014		2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	21		40		7
Foreign exchange products	(17)		(47)		0
Total	4		(7)		7
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	37	[1]	21	[2]	3	[2]
Foreign exchange products	(53)	[2,3]	(5)	[3]	0	[2]
Total	(16)		16		3
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2]	(12)		(1)		1
Represents gains/(losses) on effective portion.
1 Included in interest and other dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2015	2014	2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	443	(1,672)	504
Total	443	(1,672)	504
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	2
Total	0	0	2
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2015						2014
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(199.6)	188.6		(11.0)	26.9	1.0	(266.5)	254.0		(12.5)	32.7	4.5
Non-investment grade	(65.2)	61.1		(4.1)	15.7	(3.2)	(103.9)	99.9		(4.0)	13.5	0.1
Total single-name instruments	(264.8)	249.7		(15.1)	42.6	(2.2)	(370.4)	353.9		(16.5)	46.2	4.6
of which sovereign	(47.5)	43.9		(3.6)	6.1	(1.1)	(76.2)	73.0		(3.2)	8.6	(1.1)
of which non-sovereign	(217.3)	205.8		(11.5)	36.5	(1.1)	(294.2)	280.9		(13.3)	37.6	5.7
Multi-name instruments (CHF billion)
Investment grade [2]	(89.1)	88.3		(0.8)	31.6	(0.5)	(162.2)	159.9		(2.3)	56.2	2.2
Non-investment grade	(24.4)	18.0	[3]	(6.4)	6.2	0.2	(53.4)	51.1	[3]	(2.3)	12.1	1.0
Total multi-name instruments	(113.5)	106.3		(7.2)	37.8	(0.3)	(215.6)	211.0		(4.6)	68.3	3.2
of which sovereign	(1.0)	1.0		0.0	1.0	0.0	(7.3)	7.2		(0.1)	1.1	0.0
of which non-sovereign	(112.5)	105.3		(7.2)	36.8	(0.3)	(208.3)	203.8		(4.5)	67.2	3.2
Total instruments (CHF billion)
Investment grade [2]	(288.7)	276.9		(11.8)	58.5	0.5	(428.7)	413.9		(14.8)	88.9	6.7
Non-investment grade	(89.6)	79.1		(10.5)	21.9	(3.0)	(157.3)	151.0		(6.3)	25.6	1.1
Total instruments	(378.3)	356.0		(22.3)	80.4	(2.5)	(586.0)	564.9		(21.1)	114.5	7.8
of which sovereign	(48.5)	44.9		(3.6)	7.1	(1.1)	(83.5)	80.2		(3.3)	9.7	(1.1)
of which non-sovereign	(329.8)	311.1		(18.7)	73.3	(1.4)	(502.5)	484.7		(17.8)	104.8	8.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	2015				2014
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	[1]	Total
Contingent credit risk (CHF billion)
Current net exposure	13.2	0.5	1.4	15.1	14.0	0.8	1.6		16.4
Collateral posted	12.3	0.5	–	12.8	12.2	0.9	–		13.1
Additional collateral required in a one-notch downgrade event	0.7	0.4	0.1	1.2	0.7	0.5	0.1		1.3
Additional collateral required in a two-notch downgrade event	1.8	0.7	0.6	3.1	2.2	0.8	0.7		3.7
Additional collateral required in a three-notch downgrade event	2.1	1.3	0.8	4.2	2.7	1.4	1.0		5.1
1 Additional collateral required for accelerated terminations event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2015	2014
Credit derivatives (CHF billion)
Credit protection sold	378.3	586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments [1]	17.2	22.1
Total credit derivatives	831.9	1,287.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2015 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0